Received SEC

AUG 1 1 2015

Washington, DC 20549

Nasdaq

CGTUNAS
001-37539

15008041

Lisa Roberts
Vice President
Listing Qualifications

By Electronic Mail

August 11, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 11, 2015 The Nasdaq Stock Market (the "Exchange") received from Global Blood Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,